LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                                  (THE "FUND")


Supplement dated May 12, 2005 to the IXIS Advisor Income Funds Classes A, B and C Prospectus dated February 1, 2005, as revised May 1, 2005, as may be revised and supplemented from time to time


Effective March 21, 2005, Loomis, Sayles & Company, L.P. reduced its advisory fee from 0.57% of the Fund's average daily net assets to 0.50% of the Fund's average daily net assets. Accordingly, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------------- ------------------------------------
                                LOOMIS SAYLES LIMITED TERM
                                GOVERNMENT AND AGENCY FUND*
--------------------------- ------------------------------------
--------------------------- ---------- ------------ ------------
                             CLASS A     CLASS B      CLASS C
--------------------------- ---------- ------------ ------------
--------------------------- ---------- ------------ ------------
Management fees             0.50%      0.50%        0.50%
--------------------------- ---------- ------------ ------------
--------------------------- ---------- ------------ ------------
Distribution and/or
service (12b-1) fees        0.25%      1.00%**      1.00%**
--------------------------- ---------- ------------ ------------
--------------------------- ---------- ------------ ------------
Other expenses              0.42%      0.42%        0.42%
--------------------------- ---------- ------------ ------------
--------------------------- ---------- ------------ ------------
Total annual fund           1.17%      1.92%        1.92%
operating expenses
--------------------------- ---------- ------------ ------------

* Expense information in the table has been restated to reflect current fees and expenses, including changes to the management fee effective March 21, 2005 and changes to the transfer agency fees effective January 1, 2005.
** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

EXAMPLE

---------------- ---------------------------------------------------
                  LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY
                                       FUND*
---------------- ---------------------------------------------------
---------------- --------- -------------------- --------------------
                 CLASS A         CLASS B              CLASS C
---------------- --------- -------------------- --------------------
---------------- --------- ---------- --------- ---------- ---------
                              (1)       (2)        (1)       (2)
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
1 year              $ 416      $ 695     $ 195      $ 295     $ 195
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
3 years             $ 660      $ 903     $ 603      $ 603     $ 603
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
5 years             $ 924    $ 1,237   $ 1,037    $ 1,037   $ 1,037
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
10 years**        $ 1,678    $ 2,048   $ 2,048    $ 2,243   $ 2,243
---------------- --------- ---------- --------- ---------- ---------
(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
*    Reflects current fees and expenses.
** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.



                                                                      SP254-0505